REGULATORY FRAMEWORK	12 Months Ended
Dec. 31, 2018
REGULATORY FRAMEWORK
REGULATORY FRAMEWORK

NOTE 2 – Regulatory framework

a) Regulatory Authority

The activities of the Company that provides Information and Communication Technologies Services (“ICT”) are regulated by a set of rules and regulations that comprise the regulatory framework of the telecommunication sector.

Until the issuance of the LAD, which was published in the Official Gazette on December 19, 2014 and has been in force since its publication, the telecommunication services provided by Telecom Argentina and its domestic subsidiaries were regulated by the CNC, a decentralized agency within the scope of the SC, which was also under the scope of the Ministry of Federal Planning, Public Investment and Services. Subsequently, through the LAD it was created the Federal Authority of Information and Communication Technologies (“AFTIC”), as a decentralized and autonomous agency within the scope of the PEN, which would act as the regulatory authority of the LAD and would replace, for all purposes, of the SC and the CNC.

The LAD conferred the AFTIC the regulation, control, supervision and verification functions concerning ICT in general, and in particular of the telecommunications, postal service and all those matters integrated to its field in accordance with the provisions of the LAD.

In relation to the exploitation of subscription broadcasting services by physical and/or radioelectric link that were originally awarded under the regime established by Law No. 22,285, the COMFER was the enforcement authority established by that law. Under Law No. 22,285, subscription broadcasting companies in Argentina required a non-exclusive license from the COMFER in order to operate. Other approvals were also required, including, for some services, authorization by municipal agencies.

The Audiovisual communication services Law (Law No. 26,522, “LSCA”) was passed and enacted on October 10, 2009. Law No. 26,522 provided for the replacement of the COMFER with the Audiovisual Communication Services Law Federal Enforcement Authority (“AFSCA”) as a decentralized and autonomous agency within the scope of the National Executive Branch, and vests the new agency with authority to enforce the law.

By the end of December 2015, the PEN issued the Decree of Need and Urgency (“Decreto de Necesidad y Urgencia” or hereinafter the “DNU”) No. 267/15 (“DNU No. 267/15” published in the Official Gazette on January 4, 2016). The DNU substantially amends Laws LSCA and LAD and also creates the ENACOM as a new regulatory authority of those laws. The ENACOM replaces the AFTIC and AFSCA. This new Authority acts as an autonomous agency within the scope of the Ministry of Communications.

Subsequently, and from Decree No. 632 of August 11, 2017 the ENACOM was within the scope of the Ministry of Modernization. On September 5, 2018, the PEN issued Decrees No. 801 and 802 through which the Law on Ministries was modified again and the organizational structure of the Public Administration, and it is established that the Ministry of the Chief of the Cabinet replaces of the Ministry of Modernization and the ENACOM continues within the scope. In addition, the Government created the office of Secretary of Modernization, who will act as Deputy Chief of Cabinet to assist the Chief of the Cabinet of Ministers in the establishment of cross-cutting modernization policies for the administration of the National Government.

On the other hand, the subsidiary Núcleo, with operations in the Republic of Paraguay, is supervised by the CONATEL and Núcleo´s subsidiary Personal Envíos is supervised by the Banco Central de la República del Paraguay.

Telecom USA, Telecom Argentina’s subsidiary in the United States, is supervised by the Federal Communications Commission (the “FCC”).

Adesol is a subsidiary of the Company organized in the Oriental Republic of Uruguay, which is a related party of Bersabel S.A. and Satelital Visión S.A., two licensees that provide subscription broadcasting services in such country and are subject to the control of the Communication Services Regulatory Unit (“URSEC”).

b) Licenses

✓	The Company, under the unique Argentina Digital license, currently provides the following services:
•	Local fixed telephony,
•	Public telephony,
•	Domestic and international long-distance telephony,
•	Domestic and international point-to-point link services,
•	VAS, data transmission, videoconferencing, transportation of audio and video signals and Internet access,
•	STM, SRMC, PCS and SCMA. These services are also denominated Mobile Advanced Communications Services (“SCM”),
•	SRS,
•	SRCE.

Licenses for the provision of SCM services were originally granted to Personal and were transferred to Telecom since the Reorganization according to the terms of the ENACOM Resolution No. 4,545-E/2017. Such licenses have been granted to provide STM in the Northern Region of Argentina, SRMC in the AMBA area, the PCS service and the SCMA, throughout the national scope.

SRCE licenses and authorizations were transferred to the Company, within the framework of the merger with Cablevisión, pursuant to the terms of Resolution ENACOM No. 5,644-E/2017 (see point f) of this Note).

The Registry for the provision of Physical and/or Radioelectric Link Subscription Broadcasting and their respective area authorizations were transferred to the Company within the framework of the merger with Cablevisión pursuant to the terms of Resolution ENACOM No. 5,644-E/2017.

✓	Licenses to Telecom Argentina’s subsidiaries

Núcleo has been granted a license to provide mobile telecommunication services (STM and PCS) throughout Paraguay. In addition, Núcleo has been granted a license for the installation and provision of Internet and Data services throughout Paraguay. All these licenses have been granted for renewable five-year periods. See additional information in Note 2.e), regarding the adjudication of the auction for 700 MHz band spectrum in Paraguay.

Personal Envíos, a company controlled by Núcleo, is authorized by the Central Bank of the Republic of Paraguay to operate as an Electronic Payment Company (“EMPE”) through Resolution No. 6 issued on March 30, 2015, and its corporate purpose is restricted to such service.

Tuves Paraguay, a company controlled by Núcleo, has a license for the provision of services of distribution of digital audio and television signals to homes (“DATDH”), for the term of five years. The license was granted in March 2010 and renewed in March 2015 for a term of five years.

c) Regulatory framework of the services provides by the Company

Among the main rules that govern the services of the Company, it is worth mentioning:

•	The LAD, as amended by Decree of Need and Urgency No. 267/15 and Decree No. 1,340/16.
•	Law No. 19,798 remains in force only to the extent that it does not conflict with the provisions set out under the LAD.
•	The Privatization Regulations that regulates the process.
•	The Transfer Agreement.
•	The Licenses for providing telecommunication services granted to the Company and the List of Conditions and their respective regulations.
•	Law No. 22,285 and the different Bidding Terms and Conditions for the provision of Subscription Broadcasting Services during the term thereof.

On the other hand, the exploitation of physical and/or radioelectric link subscription broadcasting services licenses held by the Company, granted in due time under the regime of Law No. 22,285, are currently governed by the LAD, as from the issue of DNU No. 267/15.

The only service that could be considered under the purview of the LSCA is the registration of the signal METRO, as this signal is marketed to be broadcasted through other services that acquire it for such purpose, and therefore it has a registration number issued by ENACOM that must be renewed on an annual basis.

Likewise, the Company annually renews with the ENACOM its Certificate to operate as Advertising Agency, Direct Advertiser and Advertising Producer.

✓	Law No. 27,078 – Argentine Digital Law (LAD)

Enacted in December 2014, the LAD maintained the single country-wide license scheme and individual registration of the services to be provided, but replaced the term telecommunications services for ICT Services.

The LAD incorporated several modifications to the regulatory framework in force until December 19, 2014, as regards telecommunications, among those that stand out:

•

the rule on prices and rates establishing that the licensees of ICT Services shall set their prices which shall have to be fair and reasonable, cover the exploitation costs and tend to the efficient supply and reasonable operation margin.

•	the amendments as regards Universal Service.
•

the declaration of public interest the development of ICT and its associated resources in order to establish and ensure complete neutrality of networks and to guarantee every user the right to access, use, send, receive or offer any content, application, service or protocol through Internet without any restrictions, discrimination, distinction, blocking, interference, obstruction or degradation.

•

the possibility that the licensees of the ICT Services can supply audiovisual communication services (including the licensees included in the restrictions of the LSCA, among which was Telecom), with the exception of those provided through satellite link, in which case, the corresponding license must be requested from the proper authority.

On the other hand, Law No. 19,798 Telecommunications Act (passed in 1972), and its amendments, will continue in effect only with respect to those provisions that do not contradict the provisions of the new LAD (including, for example, Section 39 of Law No. 19,798 referred to exemption from all taxes on the use of soil, subsoil and airspace for telecommunications services).

The LAD also revoked Decree No. 764/00, and its amendments, but provisions of the Decree that do not contradict the LAD will remain in effect during the time it takes to the regulatory authority to issue new licensing, interconnection services, universal service and spectrum regulations (see New Regulations in Note 2.f).

✓	Decree No. 267/15 – Amendments to the LAD

On January 4, 2016, Decree No. 267/15 was published in the Official Gazette, amending Law No. 26,522 (Audiovisual Communication Services) and Law No. 27,078 (LAD). As mentioned above, ENACOM was created as the regulatory authority applicable of these laws.

The main amendments to the LAD consist of:

•

The incorporation of Broadcasting Services provided by subscription (physical or radioelectric link, such as Cable TV) as an ICT service within the scope of the LAD, and excluding it from Law No. 26,522. Satellite Television Services will remain within the scope of Law No. 26,522. Furthermore, Decree No. 267/15 states that the ownership of a satellite television license provided by subscription is incompatible with having any other kind of ICT Services license.

•

Broadcasting supplied by subscription licenses (such as Cable TV) issued before the application of Decree No. 267/15 will be considered for all purposes as in compliance with LAD upon the respective registration for such service provision. Furthermore, also states a 10 years extension from January 1, 2016, for the use of frequency spectrum to radioelectric link provided by subscription license holders.

•

Decree No.267/15 replaced the LAD’s Section No. 94, and states that SBT suppliers, fixed telephony license holders within the scope of Decree No.264/98, and mobile telecommunication license holders within the scope of Decree No.1,461/93 are prohibited from providing Broadcasting under subscription services (defined as any form of communication, primarily one-way, for the transmission of signals to be received by a determinable public, either by physical or by radio connection, for example, video cable and IPTV services) until January 1, 2018 (this term can be extended by 1 additional year). Also, replaces Section 95 of the LAD and provides several obligations for fixed telephony licensees granted by Decree No.264/98 and mobile services providers with licenses granted by Decree No.1,461/93, which choose to provide broadcasting under subscription services.

•

In addition, shareholders of a 10% or more interest in companies that provide public services may not be holders of a subscription radio record. However, this will not apply in the following cases: (i) non-profit companies to whom the national, provincial or municipal State has granted the license, concession or permission to provide a public service (such as telecommunications cooperatives); (ii) those mentioned in section 94 (including the Company) who will be only able to provide the service after the expiration of the period specified therein.

Section 28 of Decree No. 267/15 created, in the field of the Ministry of Communications, the Commission for the Elaboration of the Draft Law for the Reform, Updating and Unification of Laws LSCA and LAD. The Commission is responsible for the study of the reform of both laws under the principles set out herein.

Through Resolution No. 1,098-E/16 published on October 31, 2016, the Ministry of Communications extended for 180 days the deadline for the preparation of the draft reform of Laws LSCA and LAD.

Subsequently, through MIDMOD Resolution No. 490/2018, published in the Official Gazette on August 13, 2018, the deadline for the analysis and publication of the ICT Project Law was extended for 90 days.

Finally, the Secretariat of Modernization, which reports to the Chief of the Cabinet of Ministers, issued Resolution RESOL-2018-131-APN-SGM#JGM, whereby it provided for a 1-year extension, counted as from the date of publication, or 90 business days subsequent to the final enactment of the Bill for the Promotion of Deployment of Infrastructure and Competition of Information Technology and Communication Services (ITCS), whichever occurs first, for the review process conducted for the creation and publication of the final bill for the amendment, updating and unification of Laws Nos. 26,522 and 27,078, to be submitted to the National Executive Branch.

Furthermore, the Decree provides that the transfers of licenses and equity interests involving the loss of company control must be approved by the ENACOM, stating a new procedure provided by section 8 of Decree No. 267/15. Those transfers of licenses and equity interests or shares in licensees will be considered ad referendum of ENACOM approval.

Decree No. 267/15 repealed Section 15 and Section 48 (second paragraph) of the LAD thus revoking: (i) the essential and strategic nature of public ICT services to be provided on a competitive basis regarding the use and access to telecommunications networks for and between ICT Services licensees; and (ii) the Regulatory Authority’s power to regulate tariffs based on reasons of public interest.

On April 8, 2016, the Chamber of Representatives voted in favor of the validity of DNU No. 267/15. According to this, it acquired the status of Law.

It should be noted that pursuant to Section 21 of Decree No. 267/15 and until the enactment of a law that will unify the fee regime provided under Laws LSCA and LAD, the physical link and radio-electric link subscription broadcasting services will continue to be subject only to the fee regime provided under LSCA. Therefore, they shall not be subject to the investment contribution or the payment of the Control, Oversight and Verification Fee provided under Sections 22 and 49 of LAD.

✓	Decree No. 1,340/16 - Amendments to DNU No. 267/15

Decree No. 1,340/16 issued by PEN and published in the Official Gazette on January 2, 2017 provides the rules for achieving a greater convergence of networks and services under competitive conditions, promoting the deployment of next generation networks and the penetration of Broadband Internet access throughout the national territory, in accordance with the provisions of Laws LSCA and LAD. This Decree complements to DNU No. 267/15, which has the status of Law.

Among the most relevant provisions, it establishes:

•

Fixing the 15-year-term, as from the publication of the Decree, as differential condition in the terms provided by section 45 of LAD, for the protection of last-mile fixed of new generation networks deployed by ICT licensees for Broadband regarding the regulations of open access to Broadband and infrastructure to be stated, notwithstanding the provisions of section 56 of LAD.

•	That the Ministry of Communications or ENACOM, as appropriate, shall establish the rules for the administration, management, and control of the radio spectrum.
•

That Operators included in section 94 of the LAD (among them, Telecom Argentina), may register the Broadcasting Service by subscription, by physical or radio connection as of the enforcement of this Decree, setting January 1, 2018 as initial date for the provision of such service in the AMBA (and extended AMBA), and in the cities of Rosario (Santa Fe Province) and Córdoba (Córdoba Province). The Decree provides that, for the rest of the country, the initial date for the provision of the services of these operators shall be determined by the ENACOM (see ENACOM Resolution No. E 5,641 E/ 2017 in Note 2.f)).

•	That ICT’s licensees and Satellite Link Subscription Broadcasting licensees, who as of December 29, 2016 simultaneously provided both services, may retain ownership of both types of licenses.
•

That for the purposes of the provisions of section 92 of LAD and section 2, paragraph g) of Decree No. 798 issued on June 21, 2016, Ministry of Communications shall ensure the following principles on interconnection matters:

a)   until the interconnection prices determination systems provided by the National Interconnection Regulation are implemented, averages of regional Latin America prices shall be considered for similar functions and facilities, corrected by parameters which comply with the conditions of the sector, as determined by the authority of application;

b)   in accordance with section 46 of LAD, the National Interconnection Regulation shall provide asymmetric interconnection rates for mobile services for a 3 years period from the effective service implementation, extendable for a maximum of 18 months;

c)   the National Interconnection Regulation shall provide rules concerning the automatic national roaming service, forcing mobile services providers, for a maximum period of 3 years, to make such service available to other providers in areas where they do not have their own network coverage.

The temporary limitation provided in the previous paragraph shall not be enforceable in those cases in which mobile services are provided by cooperatives and small and medium-sized companies with exclusively regional coverage.

Mobile service providers shall freely enter into agreements to secure, among other issues, technical, economic, operational and legal conditions. Such agreements may not be discriminatory or may not establish technical conditions that prevent, delay or obstruct interconnection services.

The National Interconnection Regulation will enable ENACOM to define reference prices for a maximum period of 3 years, taking into consideration the costs of the assets involved subject to exploitation and a reasonable return rate to ensure speed, neutrality, non-discrimination and balanced competition between mobile service providers. Likewise, they shall not contain technical, interconnection, operational or other conditions that delay, obstruct or create barriers for the remaining mobile services providers to access the market.

d) Universal Service Regulation

•	Decree No. 764/00

With respect to Universal Service Regulation, Annex III of Decree No. 764/00 required entities that receive revenues from telecommunications services to contribute 1% of these accrued revenues (net of taxes) to the Universal Service Fiduciary Fund (the “SU Fund”). The regulation also adopted a “pay or play” mechanism for compliance with the mandatory contribution to the SU Fund. The regulation also established the exemption to contribute to the FSU in the following events: (i) for local services provided in areas with teledensity lower than 15%, and ii) when certain conditions exists in connection with a formula which combines the foregone revenues and the market share of other operators than Telecom Argentina and Telefónica who provide local telephony. Likewise, the regulation created a committee responsible for the administration of the SU Fund and the development of specific SU programs.

The SC issued Resolution No. 80/07 which stipulated that until the SU Fund was effectively implemented, telecommunication service providers must open an account at Banco de la Nación Argentina to deposit monthly the corresponding amounts. In August 2007, Resolution No. 2,713 of the former CNC was published, which provided details regarding the concepts that have been achieved and those that are deductible for the purpose of calculating the contribution obligation to the FFSU.

•	Decree No. 558/08

Decree No. 558/08, published on April 4, 2008, introduced certain changes to the SU Fund regime, replacing the Annex III of the Decree No. 764/00.

Decree No. 558/08 established that the SC would assess the value of service providers’ direct program contributions in compliance with obligations promulgated by Decree No. 764/00. It would also determine the level of funding required in the SU Fund for programs pending implementation. In the same manner, in order to guarantee the continuity of certain projects, the SC was given the choice to consider as SU contributions certain other undertakings made by telecommunication services providers and compensate providers for these undertakings.

It also established that the SC would review SU programs which were established under the previous regulation, guaranteeing the continuity of those already being administered and implementing those that had been under review. The financing of SU ongoing programs which were recognized as such were determined by the SC, whereas telecommunications providers appointed to participate in future SU Programs were selected by competitive auction.

The Decree required telecommunications service providers to contribute 1% of their total revenues (from telecommunication services, net of taxes) to the SU Fund and kept the “pay or play” mechanism for compliance with the mandatory monthly contribution to the SU Fund or, to claim the corresponding receivable, as the case may be.

On November 11, 2010, the SC issued Resolution No. 154/10 adopted the methodology for the deposit of the SU contributions to the trustee’s escrow account. The Resolution included several provisions related to the determination of the contributions that correspond to the periods before and after Decree No. 558/08 was issued. It also provided that until the SC determined the existence of programs, the amounts that would correspond to their implementation would be discounted by the telecommunication providers when determining their contribution to the SU Fund. If completed the verification from the SC there were unrecognized amounts, they should be contributed into the SU Fund or for the development of new works of the SU, with the approval of the SC.

•	Amendments of the LAD to the SU Regulation

The LAD introduced substantial modifications to the regulations of the SU issued by Decree No. 558/08. Among its provisions, the LAD provides for the creation of a new FFSU and that the investment contributions corresponding to the SU programs are managed through such fund, whose patrimony is the National State.

The licensees of ICT Services are obliged to make investment contributions to the SU Fund equivalent to one per cent (1%) of the total accrued revenues for the provision of the ICT Services included in the scope of application of the law, net of imposed taxes and charges. The investment contribution shall not be transferred to the users whatsoever. In turn, the regulatory authority may dispose, once the SU objectives are reached, the total or partial, permanent or temporary exemption, of the obligation to perform said investment contributions.

This law also establishes that by virtue of that set forth by Sections 11.1 and 11.2 of the Management Trust Agreement of the SU Fund of Decree No. 558/08, the resources therein foreseen in section 8 of Annex III of Decree No. 764/00 and its amendments shall be integrated to the SU Fund created by the LAD in the conditions determined by the regulatory authority.

The SU Funds shall be applied by means of specific programs defined by the regulatory authority who may entrust the execution of these plans directly to the entities included in Section 8, paragraph b), of Law No. 24,156, or, complying with the selection mechanisms that may correspond, respecting publication and competition principles, to other entities.

On September 10, 2015 Telecom Argentina and Personal filed before the AFTIC their respective SU contribution affidavits corresponding to the revenues recorded in July 2015, clarifying that these presentations were made with the understanding that the operational rules related to the SU Fund contribution, regulated by Decree No. 558/08 and related provisions, are in force. Additionally, Personal proceeded to deposit the corresponding contribution in the new SU Fund account reported through the Official Notice published by the AFTIC.

In its filings, Telecom Argentina and Personal had stated that the filing of the affidavits and, in the case of Personal, the deposit did not imply explicit or implicit consent of the regulations issued by the LAD and expressly reserved their rights in relation to the unconstitutionality of the provisions set forth in Sections 21, 22, 91 and related provisions of said law, as well as the claim of any rights arising from the acknowledgement of this argument.

As of the date of issuance of these consolidated financial statements, the Company has not received any response to its filings.

ENACOM Resolution No. 2,642/16 approved the new SU Regulation, which was published on May 31, 2016, in the context of the new disposals established by the LAD.

The new regulation retains the obligation of contributing 1% of total income related to the provision of ICT services net of taxes and fees, anticipating the possibility of granting exemptions, in which case the subjects liable for payment, must comply with the obligations established by the Regulatory Authority.

In accordance with ENACOM Resolution No. 6,981-E/16 issued on October 19, 2016, the FFSU and the FFSU Investment Contribution Settlement and Interest Report forms were approved and are in force since January 1, 2017, being operationally implemented since March 2017.

On May 4, 2017, ENACOM Resolution No. 2,884/17 was published in the Official Gazette. This Resolution amends the Form of the FFSU contributions, adding, within the possible deductions, the “Discount Annex. SC Resolution No. 154/10 Section 1, Sub-section B) i), second paragraph”. Such Resolution allows deducting, until the regulatory authority expresses its opinion, any amounts that eventually may correspond to SU Initial Programs or other than those provided for in Annex III of Decree No. 764/00, in accordance with the provisions of Section 2 of Decree No. 558/08 and Section 6 of Annex III of Decree No. 764/00, replaced by Decree No. 558/08.

•	SU Fund in Telecom Argentina in relation to its original license for the provision of the SBT

Several years after the market’s liberalization and the effectiveness of the SU regulations subsequently replaced by Decree No. 558/08 and by the LAD, incumbent operators have not received any set-offs for providing services as required by the SU regime.

As of the date of issuance of these consolidated financial statements and in compliance with SC Resolution No. 80/07 and No. 154/10 and CNC Resolution No. 2,713/07, the Company has filed its monthly calculations since July 2007 which estimated a receivable of $3,998 (unaudited) being both the programs and the valuation methodology that originates this receivable, pending approval by the Regulatory Authority. This receivable has not yet been recorded in these consolidated financial statements as of December 31, 2018 since it is subject to the approval of the SU programs, the review of the Regulatory Authority and the availability of funds in the SU Trust as to compensate the incumbent operators.

On April 8, 2011, the SC issued Resolution No. 43/11 notifying Telecom Argentina that investments associated with “High-Cost Areas” – amounting to approximately $3,849 since July 2007 to date and which are included in the abovementioned receivable - did not qualify as an Initial Indicative Program. Telecom Argentina filed a claim on this resolution.

Telecom Argentina was notified of SC Resolutions No. 53, 54, 59, 60, 61, 62, 69 and 70/12, pursuant to which the “Special Service of Information 110”, the “Discounts for Retired People, Pensioners and Low Consumption Households”, the services of “Social Public Telephony and Loss-Making Public Telephony”, the “Services and Discounts relating to the Information Society Program argentin@internet.todos”, the “Services for Deaf-Mute People”, the “Free Access to Special Emergency Services and Special Community Services”, the “Value Added Service 0611 and 0612” and the “Long Distance Semipublic Service ”, respectively, did not qualify as an Initial Indicative Program, pursuant to the terms of Section 26 of Annex III of Decree No. 764/00, and that, they did not constitute different services involving a SU provision, and therefore they cannot be financed with SU Funds, pursuant to the terms of Section 2 of Decree No. 558/08.

Telecom Argentina’s Management, with the advice of its legal counsel, has filed appeals against SC Resolutions aforementioned presenting the legal arguments based on which such resolutions should be revoked. The deductions that were objected by the SC Resolutions amount to approximately $1,194 and are included in the credit balance mentioned in the second paragraph.

As of the date of issuance of these consolidated financial statements the resolution of this appeal is still pending.

On September 13, 2012, the CNC required Telecom Argentina to deposit approximately $208. Telecom Argentina has filed a recourse refusing the CNC’s request on the grounds that appeals against the SC Resolutions are still pending of resolution.

Although it cannot be assured that these issues will be favorably resolved at the administrative stage, Telecom Argentina’s Management, with the assistance of its legal advisors, considers that it has strong legal and de facto arguments to support the position of Telecom Argentina.

•	SU Fund in Telecom Argentina in relation to the SCM originated in Personal

Since January 2001, Personal has recorded a liability related to its obligation to make contributions to the SU Fund. In addition, since July 2007 and in compliance with SC Resolution No. 80/07 and No. 154/10 and CNC Resolution No. 2,713/07, Personal has filed its calculations and deposited the correspondent contributions of approximately $112 into an account held under their name at the Banco de la Nación Argentina in January 2011.

On January 26, 2011, the SC issued Resolution No. 9/11 establishing the “Infrastructure and Facilities Program.” The Resolution provided that telecommunication service providers could contribute to investment projects under this program, exclusively the amounts corresponding to their pending obligations of investment contributions born under Annex III of Decree No. 764/00, before the effective date of Decree No. 558/08.

On July 5, 2012, the SC issued Resolution No. 50/12 pursuant to which it notified that the services referred to by the SCM Providers, which were filed as High Cost Areas or services provided in non-profitable areas, services provided to clients with physical limitations (deaf-mute and blind people), rural schools, and the request relating to the installation of radio-bases and/or investment in the infrastructure development in various localities, did not constitute items that may be discounted from the amount of contributions to the SU pursuant to the last part of Section 3, of Resolution No. 80/07, or Section 2 of Decree No. 558/08. It also provided that certain amounts already deducted would be used for investment projects within the framework of the Program of SC Resolution No. 9/11, or deposited in the SU Fund, as applicable.

Personal has filed an administrative action against SC Resolution No. 50/12 requesting its nullity. As of the date of issuance of these consolidated financial statements, this matter is still pending.

On October 1, 2012, responding to an SC’s requirement, Personal deposited under protest approximately $23 in the SU Fund, corresponding to the assessment of the SU services provided by Personal since the issuance of Decree No. 558/08, reserving its right to take all actions it may deem appropriate to claim its reimbursement, as informed to the SC and the CNC on October 15, 2012. Since August 2012, Personal is paying under protest of those concepts in their monthly affidavits.

Telecom Argentina’s Management cannot assure that this issue would be favorably resolved in the administrative stage.

•	FFSU – SU Fund in Telecom Argentina in relation to the services originated in Cablevisión

Cablevisión was not able to meet its contribution obligations during the period in which its license was revoked, but made the corresponding payment as soon as the revocation was declared null and void, for which no amount is owed by it on such account.

The Regulatory Authority has yet to decide on the approval of the Project submitted by Cablevisión on June 21, 2011, within the framework of SC Resolution No. 9/11, in order to meet the contribution obligation to the SU for the amounts accrued between January 2001 and the effective date of Decree No. 558/08.

e)Spectrum

SC Resolution No. 38/14

On October 31, 2014, the Public auction process approved by SC Resolution No. 38/14 for the awarding of the remaining frequencies of the Personal Communication Services (PCS), of the SRMC, as well as those of the new spectrum for the SCMA were carried out. Personal presented its economic bids and was awarded Lots 2, 5, 6 and 8 by Resolution SC N° 79/14 (SCMA) and Resolutions SC N °80/14, 81/14, 82/14 and 83/14 (PCS and SRMC).

Through SC Resolution No. 25/15, issued on June 11, 2015, Personal was assigned the rest of Frequency Bands which composed Lot No. 8. Personal stated that such Lot formed a unique and comprehensive block for purposes of complying with the obligations undertaken in connection with the deployment of the SCMA, also expressing that the Federal Government has the obligation to cause the awarded bands to be free from occupants and interferences.

The Auction Terms and Conditions also established demanding coverage and network deployment obligations, demanding significant investments by the Company.

The Auction Terms and Conditions provided authorizations for the use of the auctioned frequency bands for a period of fifteen (15) years from the notification of the award. After this deadline the Regulatory Authority could extend the terms of use upon formal request of the awarded operator (which price and conditions would be set forth by the Regulatory Authority). Subsequently, in Decree No. 1,340/16, it was established that the term of authorizations for the use of frequencies of the SCMA, as well as the corresponding deployment obligations, will be computed from the actual migration of the services currently operating in such bands in the area of Area II (AMBA). On August 30, 2018, the Resolution No. 528/18 was issued, in which it was stated that on February 27, 2018, the effective migration of such services has been verified.

Regulations of Refarming with Financial Compensation and Shared Use of Frequencies

On January 31, 2017, Resolution of the Ministry of Communications 171-E 2017 was issued, approving the “Regulations of Refarming with Financial Compensation and Shared Use of Frequencies” (Reglamento de Refarming con Compensación Económica y Uso Compartido de Frecuencias) and modifies the spectrum cap, setting it in 140 MHz per provider for each area and/or operating location.

On the other hand, ENACOM Resolution No. 1,033-E/17, issued on February 20, 2017 provided to allocate the frequency bands between 905-915 MHz, and 950-960 MHz to the Mobile Service with primary status, for the provision of SCMA, and throughout ENACOM Resolution No. 1,034-E/17, also issued on February 20, 2017, allocated the frequency band between 2,500-2,690 MHz to the Mobile Service with primary status, for the provision of SCMA in addition to current services when their coexistence is possible.

On March 7, 2017 ENACOM Resolution No. 1,299-E/17 was published in the Official Gazette. This Resolution approved the Refarming Project with Financial Compensation and Shared Use of Frequencies to Nextel Communications Argentina SRL (“Nextel”), currently Telecom since the merger with Cablevisión S.A. –See Note 32 to our Consolidated Financial Statements, to provide the Advanced Mobile Communications Service, granting this company the registration for the provision of such service, and authorizing it to:

• Use frequencies between 905-915 MHz and 950-960 MHz in accordance with the provisions of ENACOM Resolution No. 1,033-E/17 and channels 7 to 10, and 7’ to 10’ in FDD mode, provided in the Annex of Resolution No. 1,034-E/17, for the provision of the Advanced Mobile Communications Service in locations and areas described in the Project approved by the Resolution.

• Use frequencies between 2,550-2,560 MHz, and between 2,670-2,680 MHz exclusively for migrating users from pre-existing services, for a 2-year period, term in which it should additionally resolve the final destination of those users. Once the migration is completed, or the 2-year term expires, whichever occurs last, Nextel may use channels 11 and 12, and the corresponding 11’ and 12’ in FDD mode, provided in the Annex to Resolution No. 1,034-E/17, for the provision of the Advanced Mobile Communications Service in locations and areas described in the Project hereby approved.

The implementation of the Project is subject to the issuance of the agreement specifying the terms, conditions, goals, obligations and other issues inherent to the provision of Advanced Mobile Communications Service.

ENACOM Resolution No. 3,687-E/17 call for the on-demand frequency allocation

ENACOM Resolution No. 3,687-E/17, published in the Official Gazette on May 12, 2017, provided the call for the on-demand frequency allocation of the 2,500 to 2,690 MHz radio spectrum, stating the procedure, obligations and compensations to be fulfilled by the Mobile Communications Service providers who qualify to participate, in accordance with the provisions of Section 4 of Decree No. 1,340/17. According to the characteristics of the 2,500 to 2,690 MHz band, the authorization of use of the frequency channels that compose each Lot must be issued by each locality.

On May 24, 2017, Personal filed to ENACOM the Envelope with its On-demand Allocation Request, according to the provisions of Resolution No. 3,687-E/17.

On July 5, 2017, ENACOM notified Personal of its Resolution No. 5,478-E/17 through which the frequencies included in Lot A were assigned to Telefónica Móviles Argentina S.A., the frequencies included in Lot B were assigned to América Móvil S.A. and the frequencies included in Lot C were assigned to Personal (all of them stated in Annex I of ENACOM Resolution No. 3,687 E/17), in the locations detailed in the respective Annexes (attached to Resolution No. 5,478-E/17) as requested by each provider. The Resolution provides that the enforcement of its provisions will be operative, within the Departments of San Rafael, General Alvear and Malargüe, of the Province of Mendoza, once the judicial decision ordered by the Federal Court of San Rafael in the legal process entitled "CABLE TELEVISORA COLOR S.A. c/ PEN AND OTHER S/ AMPARO Ley 19,986-File No. 5,472/17” had been revoked.

The spectrum allocation will last 15 years since CABA plus other 13 areas are free of interference over a total of 18 provincial capitals plus Rosario, Mar del Plata and Bahia Blanca and will demand payment of up to approximately US$55.9 million. The conditions for the spectrum allocation include certain obligations regarding the service launch by localities, penalty clauses for non-compliance with the deadlines established by localities (which would involve the frequency return plus a fine equivalent to 15% of the spectrum value of the locality involved) and certain guarantees required, among them, the deployment.

Spectrum in 700 MHz Band licenses (Paraguay)

On September 2017 the public consultation process was started for the auction of 700 MHZ band spectrum. The list of conditions was issued on October 30, 2017 and in December of the same year the prequalification of offerers was done being Núcleo one of the prequalified and having to pay a deposit of US$15 million in December 2017. The process finished on January 4, 2018 with the simultaneous auction of 7 sub-bands of 5 + 5 MHz each one, Núcleo was awarded with two of them for an amount of US$12 million for each sub-band subject to the compliance with certain conditions provided by CONATEL’s resolution.

On February 27, 2018 the auction’s price was cancelled for the remaining US$9 million in compliance with CONATEL’s resolution.

On March 6, 2018, by Resolution No. 375/2018, CONATEL decided to grant the license for the provision of "Cellular Mobile Telephony and Internet Access and Data Transmission Services" in the 700 MHz frequency band, with coverage national, for a period of 5 years, renewable for an equal period.

f)	OTHER RELEVANT REGULATORY MATTERS

✓	ENACOM Resolution No. 5,641-E/17

Through this Resolution, published on December 22, 2017, the ENACOM decided:

•

To extend until January 1, 2019 the term for the Licensees referred to in Section 94 of Law No. 27,078 to start providing subscription broadcasting services by means of physical or radio-electric link in those locations in Argentina that do not fall within the scope of the second paragraph of Section 5 of Decree No. 1,340/16, which have less than 80,000 inhabitants. To extend until January 1, 2019 the term for the Licensees referred to in Section 94 of LAD to start providing subscription broadcasting services by means of physical or radio-electric link in those locations in Argentina that do not fall within the scope of the second paragraph of Section 5 of Decree No. 1,340/16, which have more than 80,000 inhabitants and where those services are rendered only by Cooperatives and Small-and-Medium Sized Companies.

•

To provide that in all those locations in Argentina that do not fall within the scope of the second paragraph of Section 5 of Decree No. 1,340/16, whatever the size of their population, where the Subscription Broadcasting Service by means of physical or radio-electric link is rendered by, at least, a licensee that has more than 700,000 subscribers nationwide, the Licensees mentioned in Section 94 of LAD may start providing services as from January 1, 2018.

•

The Licensees mentioned in Section 94 of LAD (among them, Telecom) that are authorized to provide Subscription Broadcasting Service by means of physical or radio-electric link may not make an integrated offering to provide said service with the rest of the services that they are currently providing in those locations until January 1, 2019.

•

To provide that in those locations in Argentina where subscription broadcasting services by means of physical or radio-electric link are not provided, the Licensees mentioned in Section 94 of LAD may, as from January 1, 2018, request authorization to provide services in the respective coverage areas, subject to an evaluation by the ENACOM.

✓	GriD OF SIGNALS OF physical and/or radioelectric link BROADCASTING SERVICEs

The General Rules approved by Resolution ENACOM No. 1,394/16 order providers of both types of services (physical and radio-electric link) to guarantee their compliance with a programming grid in each Coverage Area.

Later, by means of Resolution No. 5,160/2017, the ENACOM provided that the inclusion of broadcast television signals within the coverage area by the holders of a physical or radioelectric link subscription television registry will be subject to the conditions agreed upon with the holder of the broadcast television service and its retransmission will be mandatory only if they are delivered by its holders free of charge. In addition, the Resolution sets forth that the retransmission of cable news signals will only be mandatory for 24-hour news signals provided that they broadcast live programming during 12 of those 24 hours.

✓	Regulatory matters in Uruguay

•	Migration of services

Adesol S.A. is a subsidiary of the Company organized in the Oriental Republic of Uruguay, which is contractually related to Bersabel S.A. and Satelital Visión S.A., two licensees that provide subscription television services in such country and are subject to the control of the Communication Services Regulatory Unit (“URSEC”).

On January 11, 2018, Decree No. 387/017 dated December 28, 2017 was published in the Official Gazette. The Decree provides that all the subscription television services provided through the Codified UHF system shall be migrated to the TDH Satellite system without it entailing any changes to the original authorizations to operate or in the rest of the conditions established in the respective licenses. Such authorizations shall not undergo any changes in the authorized service areas for 18 months.

On February 9, 2018, Bersabel S.A. and Visión Satelital S.A., two of the licensees contractually linked to Adesol who use UHF systems coded for the provision of their services, submitted to the URSEC the migration plan relating to their subscribers. In view of the foregoing, as well as the contractual relationship that binds Adesol to the provision of said services, the Company’s subsidiary is, at the date of issuance of these consolidated financial statements, executing the technical plan for migration presented.

•	Audiovisual Communications Law of Uruguay

On January 14, 2015, Law No. 19,307 was published in the Official Gazette of the Republic of Uruguay, which regulates the provision of radio, television, and other audiovisual communication services (hereinafter, the “Audiovisual Communications Law”). Section 202 of such law provides that the Executive Branch shall issue the implementing regulations for this law within a 120-day term as from the day following the publication of this law in the Official Gazette. As of the date of issuance of these consolidated financial statements, only Decree No. 45/015 has been issued, and the implementing regulations for most of the sections of this law are still pending. Such Decree provides that the concession for the use and allocation of the radio-electric spectrum for non-satellite audiovisual communication services shall be granted for a term of 15 years.

Section 54 of the Audiovisual Communications Law sets forth that an individual or legal entity cannot be allocated the full or partial ownership of more than six authorizations or licenses to provide television services to subscribers in the national territory of the Oriental Republic of Uruguay, which limit is reduced to three if one of the authorizations or licenses includes the district of Montevideo. Section 189 of this law sets forth that should such limits be exceeded as of the coming into force of the Law, the owners of those audiovisual communication services shall have to transfer the necessary authorizations or licenses so as not to exceed such limits within a term of 4 years as from the coming into effect of the Audiovisual Communications Law.

The subsidiary Adesol is analyzing the possible impact on its business that could be derived from the change in the regulatory framework and the eventual legal actions it may bring to safeguard its rights and those of its shareholders. That company is also monitoring the different unconstitutionality claims filed by other companies against certain sections of the above-mentioned law to consider if the decisions to be issued by the Supreme Court of Uruguay in those proceedings may be favorable to the position of Adesol in the future. As of April 7, 2016, 28 unconstitutionality claims had been brought against the above-mentioned law. As of the date of issuance of these consolidated financial statements, the Supreme Court of Uruguay has issued 28 decisions, whereby it declared the unconstitutionality of Section 39 subsection 3, Section 55, Section 56 subsection 1, Section 60 paragraph C, Section 98 subsection 2, Section 117 subsection 2, Section 143 and Section 149 subsection 2 of Law No. 19,307. It should be noted that in some of these judgments the Supreme Court dismissed the unconstitutionality claim filed by the claimant with respect to Section 54 of that Law.

✓	NEW GENERAL RULES

New General Rules Governing ICT Services Licenses

On January 2, 2018, the Ministry of Modernization issued Resolution No. 697/2017, whereby it approved the new General Rules Governing ICT services Licenses. This Resolution repealed the General Rules approved through Annex I of Decree No. 764/2000, as from the date it became effective (February 1, 2018), and it also repealed ENACOM Resolutions No. 2,483/2016 and No. 1,394/2016 (except for Section 12 of its Annex I, which will remain in effect). The Company has made presentations appealing to some aspects of this Resolution, appeal which, to date, is still pending resolution.

New General Rules Governing ICT Services Customers

On January 4, 2018, the Ministry of Modernization issued Resolution No. 733/2017, whereby it approved the new General Rules Governing ICT Services Customers. This Resolution became effective on March 5, 2018, repealing SC Resolutions No.490/1997, and Annexes I and III of SC Resolution No. 10,059/1999 and its supplementing regulations. Annex II of SC Resolution No. 10,059/1999 shall remain in effect, as applicable, until the enactment of the penalty regime provided under Section 63 of LAD. Such New General Rules repealed the general rules governing mobile and basic telephony services customers, thus becoming the only general rules that govern ICT services customers, including Internet access services and subscription broadcasting services.

The Company has made a presentation to the Ministry of Modernization in relation to some disposals that affect their rights in the marketing of services under their responsibility (such as the 180-day period during which prepaid credit can be used, Section 56, which provides for compensation in favor of the customer, and Section 79, which establishes the obligation to replace any channels eliminated from the programming grid with other channels of similar quality).

MINMOD Resolution No. 363/2018, published in the Official Gazette on June 27, 2018, provided for amendments to the General Rules. Some of those amendments were related to the provisions challenged by Telecom in its filing. As of the date of issuance of these consolidated financial statements, the appeal filed by the Company is pending resolution.

Number Portability Regulation

On April 4, 2018, the Ministry of Modernization issued Resolution No. 203/2018, whereby it approved the new General Rules Governing Number Portability, including fix telephony services, and approves the schedule of implementation of such services. This Resolution repeals Resolutions N° SC 98/2010, SC 67/2011 y SC 21/2013 and the Ministry of Communications Resolution E-170/2017, and its supplementing regulations. Through Resolution No. 401/2018, published on July 11, 2018, the Ministry of Modernization decided to extend for ninety (90) business days the term for the implementation of “Stage 1” provided under the implementation schedule for fixed telephony service number portability. Said Resolution also provided that the ENACOM shall determine the way in which the Committee on Number Portability will be constituted and implemented.

Through Resolution No. 4,950/18 of August 14, 2018, the Board of the ENACOM decided to delegate to the owner of the first operational level of the National Directorate of Planning and Convergence of that Agency, the powers to: (i) approve the Processes and Technical and Operational Specifications of the Number Portability, (ii) approve the specification model for the selection of the Administrator of the Contract Database to be held between the Portable Service Providers and the Database Administrator and propose the modifications pertinent to the Committee on Number Portability, (iii) intervene with binding character in the procedure of contracting the Administrator of the Database.

This Resolution also provided that the Committee on Number Portability shall be composed of two representatives, a holder and an alternate, and approved the work schedule in order to carry out the correct implementation of the Number Portability.

Regulations Regarding New Interconnections and Accesses

On May 18, 2018, the Resolution No. 286/18 of the Ministry of Modernization was published in the Official Gazette, approving the new interconnection and access regulations, effective as of July 3, 2018, repealing the one approved by Decree 764/00.

According to the new Regulation, the terms, conditions and prices of interconnection and access may be freely set by the parties. These agreements cannot be discriminatory or set technical conditions that prevent, delay or hinder interconnection. Notwithstanding the foregoing, within 60 working days from the effective date, ENACOM will set provisional interconnection charges, in accordance with the provisions of Decree 1,340/16.

In addition, ICT service providers will be obliged to provide interconnection at the request of another ICT service provider, under technical and economic conditions no less favorable than those granted to themselves or to third parties. Also, the same quality of services as the one provided must be guaranteed.

Transparency in compensation must be guaranteed and ICT Providers of Services must not pay for functions or services that they do not need for the provision of their services.

Finally, the following are considered Essential Facilities: a) Origination or Local Termination; b) Co-location; c) Local Transit Service; d) Port; e) Signaling Function; f) Loop and Local Customer Sub-loop; g) the Transportation Service (LD), when there is no substitute offer for contracting; and h) any other function or network element that the authority determines as such, ex officio or at the request of a party. These facilities must be provided separately and respecting the charges that the authority establishes. For this purpose, ENACOM will establish reference values, which will function as maximum values, and lower values, which may be agreed between the parties.

From the entry into force of the regulation, on July 4, 2018, Telecom had a period of 90 business days to present the Reference Offer to ENACOM, presentation that was duly made.

On August 14, 2018, ENACOM issued Resolution No. 4,952/18, establishing a provisional charge equivalent to US$0.0108 per minute of communication, without considering the different taxes and charges that may be applicable for the origination services or local termination in the mobile communications service networks. Likewise, it is established that for the purposes of applying the fixed charge, the unit of measurement will be the second. Through ENACOM Resolution No. 1,161/2018 dated November 27, 2018, the ENACOM set the same charge for SRCE network termination.

On this same date, ENACOM Resolution No. 1,160/2018 was published in the Official Gazette, whereby the ENACOM set: (i) a provisional charge equivalent to forty-five ten-thousandths US dollars (US$ 0.0045) for local origination or termination services over fixed telephony service networks per minute of communication (ii) a provisional charge equivalent to ten ten-thousandths US dollars (US$ 0.0010) for local transit service per minute of communication (iii) a provisional charge equivalent to twenty-seven ten-thousandths US dollars (US$ 0.0027) for long distance transport service per minute of communication (iv) the second as the measuring unit for the purposes of applying the charges set under this Resolution.

Telecom filed an appeal with the ENACOM challenging those charges with the respective legal grounds to request the review of the above-mentioned Resolution by that agency. As of the date of issuance of these financial statements such appeal is still pending resolution.

•	Quality Rules for ICT Services.

Through Resolution No. 580/18, published in the Official Gazette on September 6, 2018, the Ministry of Modernization approved the Quality Rules for ICT Services which came into force on January 4, 2019.

This Resolution repeals Resolution No. 5/2013 issued by the former SC and Resolution No. 3,797/2013 issued by the former CNC. In addition, the ENACOM is instructed to issue the implementing regulations within a term of 90 calendar days, which as of the date of issuance of these consolidated financial statements are still pending of resolution.

Likewise, the Company is still analyzing the impact of the new rules issued on its operations.

•	National Rules for Contingencies.

Through Resolution No. 51/18, published in the Official Gazette on November 6, 2018, the Secretariat of Modernization approved the National Rules for Contingencies and ordered the ENACOM to issue the implementing procedures or Contingency Plan within a term of 90 calendar days as from its publication in the Official Gazette.

Although the term has expired, as of the date of issuance of these consolidated financial statements, such procedure has not been issued.

•	Single Desk System.

Through Decree No. 997/2018, published on November 6, 2018, the Secretariat of Modernization established a single desk system for the installation of antenna support structures of any kind for rendering SCMA services in order to expedite the granting of authorizations and permits for the construction and installation of structures for the deployment of mobile services.

•	Implementation of the Online Proceedings (“IOP”) Platform for notices issued by the ENACOM.

Through Resolution No. 4,703/18, published on July 24, 2018, the ENACOM provided for the use of the IOP Platform for requests and notices. In view of the legal and operating implications of this implementation, on August 8, 2018, Telecom filed with the ENACOM an appeal against said resolution, which, to date, is still pending resolution.

•	Implementation of the Rules for the Registration of SCM Customers.

On December 2, 2016, the ENACOM published Resolution No. 8,507 - E/2016, whereby it approved the Rules for the Registration and Validation of the Identity of the Account Holder Users of Mobile Communication Services.

Through Resolution No. 466/2018, published in the Official Gazette on October 19, 2018, the ENACOM extended until October 31, 2018 the term for the registration and validation of all the preexisting prepaid customers.

The Company has conducted all the necessary actions and implementations required to fulfill the guidelines for the registration of its customers, as ordered by said regulations.

CONSULTATION DOCUMENT UNDER THE PROCEDURE FOR THE “GENERAL RULES GOVERNING PUBLIC HEARINGS AND CONSULTATION DOCUMENTS FOR COMMUNICATIONS” AND THE “GENERAL RULES FOR THE PARTICIPATORY DEVELOPMENT OF RULES”

• Procedure for the Public Consultation on Allocation of Shared-Use Frequency Bands

Through Resolution No. 2/18, the SETIC ordered the beginning of the procedure provided under Article 44 et seq of the General Rules Governing Public Hearings and Consultation Documents for Communications, with respect to the document “Public Consultation on Allocation of Shared-Use Frequency Bands.”

Telecom submitted its opinions and observations about the Document under consultation on January 10, 2019.

• Public consultation procedure on Infrastructure Sharing

Through Resolution of the SETIC No. 18/18, it was declared the opening of the procedure provided for in Article 44 and following of the General Rules of Public Hearings and Consultation Documents for Communications, regarding the document "Public Consultation on Infrastructure Sharing".

On October 8, 2018, Telecom presented its opinions and observations on the document in consultation.

On January 29, 2019, Resolution-2019-3-APN-STIYC # JGM is published in the Official Gazette, which establishes the opening of the procedure settled in Article No. 44 et seq of the General Rules Governing Public Hearings and Consultation Documents for Communications, "The Regulation of Infrastructure Sharing". As of the date of issuance of these consolidated financial statements, the Company is analyzing the document in order to present pertinent opinions and observations.

• Procedure for the Public Consultation on Update of the Main Signaling Plan.

Through Resolution No. 2/18, the SETIC ordered the beginning of the procedure provided under Article 44 et seq of the General Rules Governing Public Hearings and Consultation Documents for Communications, with respect to the document “Public Consultation on Update of the Main Signaling Plan.”

On January 10, 2019, Telecom submitted its opinions and observations about the Document under consultation.

• Procedure for Public Consultation on the Most Beneficial Conditions for Network Access and Use

Through Resolution No. 4/18, published in the Official Gazette on December 18, 2018, the Secretariat of Modernization ordered the beginning of the procedure provided under Article 44 et seq of the General Rules Governing Public Hearings and Consultation Documents for Communications, with respect to the document “Public Consultation on the Most Beneficial Conditions for Network Access and Use.”

The Company submitted its opinions and observations about the Document under consultation.

✓	Decree No. 1,060/2017 - Development of mobile communication services networks

This Decree, published in the Official Gazette on December 21, 2017, provides for the facilitation of the development of mobile communication services networks, establishing, among other provisions, that the jurisdictions and agencies comprised in subsections a) and b) of Section 8 of Law No. 24,156 shall ensure TIC services and independent operators of passive infrastructure multiple or shared access, for consideration, to passive infrastructures for the deployment of networks under neutral, unbiased, transparent, fair and non-discriminatory conditions, without the possibility of granting any exclusiveness or preference whatsoever, in fact or in law, provided that such access does not compromise the continuity and security of the services provided by its holder.

The Decree also provides, among other issues, that:

1)   The Ministry of Modernization:

a.	shall issue comprehensive general rules with supplementary regulations for infrastructure sharing;
b.

shall develop, within a term of 180 days, a multi-year spectrum plan in order to maximize and    increase the radioelectric resources for the deployment of next-generation mobile networks and SCM in order to support traffic growth and improve service quality;

c.	shall issue supplementary or clarifying regulations relating to Section 29 of LAD, establishing efficient procedures and avoiding distortions in competition;
d.	shall identify radioelectric spectrum frequency bands for the development of new services and wireless applications and issue regulations allowing for their shared and unauthorized use.

2) The frequencies that are allocated and authorized to SRCE may only be used to provide those services. The ENACOM may allocate frequencies to provide SCM and demand the return of the frequencies and migration of services pursuant to Section 28 and 30 of LAD, and its regulations, or, at the request of the interested party, apply Section 4, subsection b) of Decree No. 1,340 dated December 30, 2016, and its regulations, establishing an economic compensation in favor of the National Government.

3) SBT licensees may provide this service through the use of radioelectric spectrum frequencies using those allocated for the provision of 4G mobile services, notwithstanding the provision of fixed telephone service pursuant to Section 2, subsection a) of the PCS General Rules approved as an annex to Section 1 of Decree No. 266 dated March 10, 1998, through the execution of agreements with the licensees of those frequencies, which shall be reported to the ENACOM.

4) Delegate on the Ministry of Modernization the power to issue the penalty rules provided under Section 63 of LAD, which shall repeal the current rules approved under Decree No. 1,185 dated June 22, 1990, as amended and supplemented.

✓

Registrations and authorizations to use the spectrum that are now held by the Company as a result of corporate reorganizations OF TELECOM AND MERGER BY ABSORTION OF CABLEVISION (NOTES 4.f) and 4.a) respectively):

1)Personal:

On November 24, 2017, Telecom Argentina and Personal were served with ENACOM Resolution No. 4,545-E/2017, whereby that agency decided:

(i) to authorize Telecom Personal to transfer in favor of Telecom Argentina the registrations of Mobile Telephone Services, Cellular Mobile Radiocommunications Services; Personal Communications Services Area I, II, III, and Mobile Advanced Communications Services, as well as the resources, permits and frequencies granted in its name;

(ii) to revoke the licenses granted to Personal to render Data Transmission, Value Added and National and International Long-Distance Telephone Services;

(iii) to authorize the transaction reported by Telecom whereby the controlling companies Sofora Telecomunicaciones S.A. and Nortel Inversora S.A. are dissolved without liquidation pursuant to the Bidding Terms and Conditions approved under Decree No. 62/1990.

2)Cablevisión:

On December 22, 2017, the Company and Cablevisión S.A. were served with ENACOM Resolution No. 5,644-E/2017, whereby that agency decided, among other things, to authorize Cablevisión S.A. to transfer in favor of Telecom Argentina:

(i)The Registration of physical and/or radioelectric link broadcasting services, including the permits/frequencies required to provide radioelectric link broadcasting services, as well as the area authorizations to provide those services (via physical and radioelectric link), which may operate in Area II, defined as provided under Decree No. 1,461/93, as amended, and the city of Rosario, Province of Santa Fe, and the city of Córdoba, Province of Córdoba, as from January 1, 2018, as provided under Section 5 of National Decree No. 1,340/2016, and in the rest of the areas authorized on the dates and in the modalities provided by ENACOM Resolution No. 5641/2017 dated December 20, 2017;

(ii)The Radioelectric Service of Concentration of Links (“SRCE”); and;

(iii)The authorizations and permits to use frequencies and allocations of numbering and sign-posting resources to provide the above-mentioned services held by Cablevisión S.A., pursuant to effective regulations, and the agreement executed by Nextel Communications Argentina S.R.L., on April 12, 2017 (IF-2017-08818737-APN-ENACOM#MCO), whereby Telecom Argentina, in its capacity as absorbing company of Cablevisión S.A., shall, within a term of two years as from the date on which the merger is approved by the CNDC and the ENACOM or any agency that may substitute them in the future, return the radioelectric spectrum that exceeds the limit set under Section 5 of Resolution No. 171-E/17 issued by the Ministry of Communications and/or any regulation that may repeal it in the future. To those effects, the Company shall file with the ENACOM, no later than one year in advance upon the expiration of the two-year term, a proposal to conform to that limit. The ENACOM may accept the proposal, reject it and/or request a new filing with any changes it may deem appropriate.

In addition, through that Resolution, the ENACOM authorized the change of corporate control, pursuant to Section 33 of the LGS, in Telecom Argentina once the merger became effective and the shareholders agreement dated July 7, 2017 became effective, as a result of which CVH became the legal controlling company of Telecom Argentina as surviving company of Cablevisión.

Such Resolution also approved:

(i)The relinquishment of the services registrations that are currently non-operative that had been requested by Cablevisión S.A. People Notice service (“SAP”), Community Repeater (“SRC”), Public Telephony (“STP”), Location of Vehicles (“SLV”) and Alarm by radioelectric link (“SAVR”) and by Telecom (SRC); and

(ii)The revocation of the licenses and registrations granted to Cablevisión S.A., now held by   Telecom.

In addition, the Resolution provides that:

(i)Telecom shall comply with Section 95 of Law No. 27,078, which provides for the conditions under which it may operate the physical and/or radioelectric link subscription television service, transcribed below:

a.The Company shall create a business unit to provide the audiovisual communication service and manage it separately from the public utility business unit;

b.It shall keep separate accounting records and bill the licensed services separately;

c.It shall not conduct anti-competitive practices such as tie-in practices and cross subsidies with funds from public utilities to licensed services;

d.It shall provide - when requested- to the competitors in licensed services access to its own support infrastructure, especially, posts, masts and ducts under market conditions. In the absence of agreement between the parties, the ENACOM shall intervene;

e.It shall not conduct anti-competitive practices concerning the rights to broadcast contents over its networks and facilitate a growing percentage to be established by the ENACOM to the distribution of contents from independent third parties; and

f.It shall respect the professional competences and job classifications of the workers in the different activities it is engaged in.

(ii)Telecom is declared to be an operator with a significant position in the retail market of Fixed Internet Access market in the locations detailed in the Report prepared by the National Directorate for the Development of Competition in Networks and Services of the ENACOM. As a result, it decided that:

a.Telecom shall, within 60 days as from the date the Resolution was issued, offer the Fixed Internet Access service in those locations at a price that may not be higher than the lowest price offered by the company in Area II for that service. If a similar service is not provided in that Area, it shall apply the lowest price offered at national level by the licensee for a similar service.

b.Telecom shall, within 60 days as from the date the Resolution was issued, report to the ENACOM and publish in its institutional website all the business plans, promotions and discounts for the Retail Internet Access service. Telecom shall ensure to other providers, under transparent, non-discriminatory and cost-oriented conditions, access to its own support infrastructure, especially, posts, masts and ducts.

As of the date of issuance of these consolidated financial statements, the Company has complied with such provisions.

All the provisions mentioned above shall be in effect for a term of 2 years as from the notice of the authorization granted by ENACOM, or until it has been verified that there is effective competition in all or in some of the locations involved. The ENACOM may extend or revoke that term.

With regard to the provision of Quadruple Play services, Section 7 of Decree No. 1,340 shall apply:

SECTION 7 - The providers of Information Technology and Communications Services that make joint service offerings shall detail the price of each of those services, including the breakdown of those prices and discounts or benefits applied to each service or product for the above-mentioned offerings. Pursuant to Section 2, subsection i) of Law No. 25,156 and to Section 1,099 of the Civil and Commercial Code of Argentina, those providers may not subject, in any way and under any condition, the purchase of any service to the purchase of another service, thus preventing the customer from purchasing any service separately or individually.

On June 29, 2018, the Secretary of Commerce issued Resolution No. 374/18, whereby it authorized the merger transaction in the terms of paragraph a) of Article 13 of Law No. 25,156. (For more information, see Note 4.a).

✓	“ENACOM Resolutions No. 840/18, No. 1,196/18 and No. 4,353/18 – New regime for Radioelectric Spectrum Fees”

On February 27, 2018, Resolutions Nos. 840/18 and No. 1,196/18 were published in the Official Gazette. Through these Resolutions, the ENACOM updated the value of the Radioelectric Spectrum Fee per Unit and, in addition, it established a new regime for mobile communications services, which substantially increases the amounts to be paid in this regard.

In accordance with the provisions of Resolution No. 4,353/18, published in the Official Gazette on May 24, 2018, the new Regime for Radio-electric Rights and Tariffs will not have an impact until August 31, 2018. This Resolution suspends the effects of Resolutions No. 840/18 and No. 1,196/18, from its publication until August 31, 2018. During this period, the Radioelectric Rights corresponding to the Mobile Communications Services (SRMC, STM, PCS and SCMA) that are accrued will be paid in accordance with the regime prior to the one established by Resolutions No. 840/18 and No. 1,196/18. The affidavits corresponding to the Mobile Communications Services (SRMC, STM, PCS and SCMA), which expire in the months of April and May 2018, that had not been prepared in accordance with the provisions of Resolution ENACOM No. 840/2018, must be submitted rectified and pay the resulting differences on October 10, 2018.

As of the date of issuance of these consolidated financial statements Telecom has submitted the rectifying affidavits corresponding to the months of March and April 2018 (due in April and May), and has paid (under protest) the respective amounts. It also started to comply with, as from September 2018, the filing and payment (under protest) of the corresponding affidavits.

✓	BUY ARGENTINE ACT

According to the provisions of Article 1 of Law No. 27,437, which is regulated by Decree No.800/2018 and Resolution No. 91/2018 of the Secretariat of Industry, Telecom Argentina - as a public fixed telephone service licensee - and their respective direct subcontractors, in the procurement of provisions and public works and services shall give preference to the purchase or lease domestic goods and services.

Article 2 of the mentioned law provides that the preference established in Article 1 to domestic goods or services will apply when, for identical or similar goods or services, under cash payment terms, the price is equal to or lower than the price of imported goods or services, increased by 15% when the offering of the good or services is carried out by companies qualified as Micro and SME, and 8% when the offering of the good or services is carried out by other companies. For comparison purposes, the price of imported goods shall include current import duties and taxes and all expenses required for its nationalization.

Article 5 of the mentioned law establishes that a good is of national origin when it has been produced or extracted in Argentina, provided that the cost of imported raw materials, inputs or imported materials does not exceed 40% of its gross value of production.

Relating to services acquisitions, Law No. 18,875 applies, which provides the obligation to hire only companies, consultants and domestic professionals, as defined in the mentioned Law. Any exceptions must be approved by the competent Ministry.

Additionally, Resolution No. 2,350/04 of the former CNC, approves the “Procedure for the accomplishment of the Buy Argentine Act”, which includes the obligation to submit semiannual affidavits related to the compliance with the Act.

The regulatory body establishes economic, administrative and criminal sanctions for the alleged breach of the obligations of Buy Argentine Act.

It is worth mentioning that this Act provides to Telecom Argentina less operational flexibility related to, among other matters, authorizations management prior to acquisitions, investment of time in the assembly of the required presentations with respect to the obligation to inform the semiannual affidavits of compliance of the Buy Argentine Act and associated administrative expenses.